UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ]is a restatement.
                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley          Wilmington, Delaware          November 9, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     161

Form 13F Information Table Value Total:     $1,999,965
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

         Column 1                        Column 2   Column 3     Column 4      Column 5   Column 6  Column 7       Column 8
                                                                               SHRS OR
                                                                               SH/PUT/
                                         TITLE OF                 VALUE        PRN AMT   INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER                      CLASS      CUSIP       (x$1000)      PRN CALL  DISCRETION MANAGERS  SOLE   SHARED    NONE
Agilent Technologies, Inc.                   Com    00846U101     $13,041      390,800     Sole             390,800
Agilent Technologies, Inc.                   Com    00846U101      $4,248      127,300     Sole                              127,300
Akamai Technologies                          Com    00971T101     $27,955      557,100     Sole             557,100
Akamai Technologies                          Com    00971T101      $9,153      182,400     Sole                              182,400
Altria Group, Inc.                           Com    02209S103      $9,066      371,700     Sole             371,700
Altria Group, Inc.                           Com    02209S103      $3,343      137,000     Sole                              137,000
Amazon.com, Inc.                             Com    023135106     $55,391      352,675     Sole             352,675
Amazon.com, Inc.                             Com    023135106     $18,360      116,900     Sole                              116,900
Ambev ADR                                    ADR    20441W203     $11,765       93,550     Sole              93,550
Ambev ADR                                    ADR    20441W203      $5,604       44,562     Sole                               44,562
American Tower Corp                          Com    029912201      $8,432      164,500     Sole             164,500
American Tower Corp                          Com    029912201      $3,337       65,100     Sole                               65,100
Amphenol Corp.                               Com    032095101     $12,846      262,200     Sole             262,200
Amphenol Corp.                               Com    032095101      $3,557       72,600     Sole                               72,600
Apple Computer, Inc.                         Com    037833100     $54,259      191,220     Sole             191,220
Apple Computer, Inc.                         Com    037833100     $17,649       62,200     Sole                               62,200
Avago Technologies Ltd.                      Com    Y0486S104     $13,096      581,800     Sole             581,800
Avago Technologies Ltd.                      Com    Y0486S104      $4,501      199,970     Sole                              199,970
BAIDU.COM                                    ADR    056752108     $28,970      282,300     Sole             282,300
BAIDU.COM                                    ADR    056752108     $11,073      107,900     Sole                              107,900
Banco Bradesco S.A. ADR                      ADR    059460303      $6,541      320,800     Sole             320,800
Banco Bradesco S.A. ADR                      ADR    059460303      $1,760       86,300     Sole                               86,300
BanColombia SA ADR                           ADR    05968L102      $7,179      108,850     Sole             108,850
BanColombia SA ADR                           ADR    05968L102      $2,019       30,600     Sole                               30,600
Bank of America Corporation                  Com    060505104      $1,234       94,100     Sole              94,100
Bank of America Corporation                  Com    060505104      $1,573      120,000     Sole                              120,000
Barclays iPath MSCI India Index
   ETN (INP)                             Preferred  06739F291      $1,477       19,500     Sole              19,500
Boeing Company                               Com    097023105     $26,193      393,650     Sole             393,650
Boeing Company                               Com    097023105      $9,888      148,600     Sole                              148,600
Bucyrus International, Inc.                  Com    118759109     $12,698      183,100     Sole             183,100
Bucyrus International, Inc.                  Com    118759109      $4,203       60,600     Sole                               60,600

Canadian National Railway Co. ADR            Com    136375102      $4,693       73,300     Sole              73,300
Canadian National Railway Co. ADR            Com    136375102      $4,680       73,100     Sole                               73,100
Caterpillar, Inc.                            Com    149123101     $22,951      291,700     Sole             291,700
Caterpillar, Inc.                            Com    149123101      $8,678      110,300     Sole                              110,300
Central European Distribution                Com    153435102      $5,890      263,900     Sole             263,900
Central European Distribution                Com    153435102        $933       41,800     Sole                               41,800
Cia Siderurgica Nacional ADR                 ADR    20440W105     $17,230      975,100     Sole             975,100
Cia Siderurgica Nacional ADR                 ADR    20440W105     $11,899      673,400     Sole                              673,400
Cigna Corp.                                  Com    125509109      $9,049      252,900     Sole             252,900
Cigna Corp.                                  Com    125509109      $3,181       88,900     Sole                               88,900
Cisco Systems                                Com    17275R102     $16,175      738,600     Sole             738,600
Cisco Systems                                Com    17275R102      $5,438      248,300     Sole                              248,300
Cliffs Natural Resources, Inc.               Com    18683K101     $15,175      237,400     Sole             237,400
Cliffs Natural Resources, Inc.               Com    18683K101      $5,542       86,700     Sole                               86,700
Cognizant Technology Solutions               Com    192446102     $53,852      835,300     Sole             835,300
Cognizant Technology Solutions               Com    192446102     $18,084      280,500     Sole                              280,500
Continental Resources, Inc.                  Com    212015101      $8,623      186,000     Sole             186,000
Continental Resources, Inc.                  Com    212015101      $2,337       50,400     Sole                               50,400
Cosan Limited                                Com    G25343107      $5,226      450,900     Sole             450,900
Cosan Limited                                Com    G25343107      $1,450      125,100     Sole                              125,100
Credicorp Limited                            Com    G2519Y108      $6,891       60,500     Sole              60,500
Credicorp Limited                            Com    G2519Y108      $1,891       16,600     Sole                               16,600
CSX Corp.                                    Com    126408103      $6,622      119,700     Sole             119,700
CSX Corp.                                    Com    126408103      $1,986       35,900     Sole                               35,900
Ctrip.com International - ADR                ADR    22943F100     $21,148      442,900     Sole             442,900
Ctrip.com International - ADR                ADR    22943F100      $8,399      175,900     Sole                              175,900
Cummins, Inc.                                Com    231021106     $38,406      424,000     Sole             424,000
Cummins, Inc.                                Com    231021106     $11,893      131,300     Sole                              131,300
Deere & Co.                                  Com    244199105     $13,532      193,100     Sole             193,100
Deere & Co.                                  Com    244199105      $5,221       74,500     Sole                               74,500
E-House China Holdings Ltd.                  ADR    26852W103      $4,236      224,500     Sole             224,500
E-House China Holdings Ltd.                  ADR    26852W103      $1,159       61,400     Sole                               61,400
EMC Corp.                                    Com    268648102     $15,799      777,900     Sole             777,900
EMC Corp.                                    Com    268648102      $5,411      266,400     Sole                              266,400
Expedia Inc                                  Com    30212P105      $9,838      348,500     Sole             348,500

Expedia Inc                                  Com    30212P105      $3,910      138,500     Sole                              138,500
Express Scripts, Inc.                        Com    302182100     $12,380      254,200     Sole             254,200
Express Scripts, Inc.                        Com    302182100      $3,341       68,600     Sole                               68,600
F5 Networks, Inc.                            Com    315616102     $10,838      104,400     Sole             104,400
F5 Networks, Inc.                            Com    315616102      $2,678       25,800     Sole                               25,800
Freeport-McMoRan Copper & Gold               Com    35671D857     $14,192      166,200     Sole             166,200
Freeport-McMoRan Copper & Gold               Com    35671D857      $5,038       59,000     Sole                               59,000
General Mills                                Com    370334104     $24,295      664,900     Sole             664,900
General Mills                                Com    370334104      $8,433      230,800     Sole                              230,800
Goldcorp, Inc.                               Com    380956409      $6,898      158,500     Sole             158,500
Goldcorp, Inc.                               Com    380956409     $22,078      507,300     Sole                              507,300
Goldman Sachs Group, Inc.                    Com    38141G104      $1,518       10,500     Sole              10,500
Google, Inc.                                 Com    38259P508     $14,840       28,225     Sole              28,225
Google, Inc.                                 Com    38259P508      $3,754        7,140     Sole                                7,140
Hasbro, Inc.                                 Com    418056107     $16,206      364,100     Sole             364,100
Hasbro, Inc.                                 Com    418056107      $5,435      122,100     Sole                              122,100
Icici Bank ADR                               ADR    45104G104     $33,903      680,100     Sole             680,100
Icici Bank ADR                               ADR    45104G104     $17,846      358,000     Sole                              358,000
Infosys Technologies ADR                     ADR    456788108     $15,051      223,600     Sole             223,600
Infosys Technologies ADR                     ADR    456788108      $6,563       97,500     Sole                               97,500
Intuit                                       Com    461202103     $32,165      734,200     Sole             734,200
Intuit                                       Com    461202103     $11,237      256,500     Sole                              256,500
Itau Unibanco Holding SA ADR                 ADR    465562106     $23,576      974,792     Sole             974,792
Itau Unibanco Holding SA ADR                 ADR    465562106     $10,943      452,450     Sole                              452,450
Joy Global, Inc.                             Com    481165108     $30,842      438,600     Sole             438,600
Joy Global, Inc.                             Com    481165108     $10,063      143,100     Sole                              143,100
JP Morgan Chase & Co.                        Com    46625H100      $2,155       56,600     Sole              56,600
JP Morgan Chase & Co.                        Com    46625H100      $1,302       34,200     Sole                               34,200
LAN Chile SA-Spon ADR                        ADR    501723100      $5,511      187,200     Sole             187,200
LAN Chile SA-Spon ADR                        ADR    501723100      $1,463       49,700     Sole                               49,700
Life Technologies Corporation                Com    53217V109     $16,883      361,600     Sole             361,600
Life Technologies Corporation                Com    53217V109      $6,224      133,300     Sole                              133,300
McKesson Corporation                         Com    58155Q103     $21,692      350,100     Sole             350,100
McKesson Corporation                         Com    58155Q103      $7,212      116,400     Sole                              116,400
Mechel OAO ADR                               ADR    583840103     $14,016      562,900     Sole             562,900

Mechel OAO ADR                               ADR    583840103      $6,240      250,600     Sole                              250,600
Mobile Telesystems ADR                       ADR    607409109     $15,976      752,500     Sole             752,500
Mobile Telesystems ADR                       ADR    607409109      $5,642      265,750     Sole                              265,750
NetApp, Inc.                                 Com    64110D104     $40,673      816,900     Sole             816,900
NetApp, Inc.                                 Com    64110D104     $13,194      265,000     Sole                              265,000
Newmont Mining Corporation                   Com    651639106     $15,445      245,900     Sole             245,900
Newmont Mining Corporation                   Com    651639106      $5,025       80,000     Sole                               80,000
Nike, Inc. Class B                           Com    654106103     $43,116      536,200     Sole             536,200
Nike, Inc. Class B                           Com    654106103     $15,302      190,300     Sole                              190,300
Oracle Corporation                           Com    68389X105     $11,578      431,200     Sole             431,200
Oracle Corporation                           Com    68389X105      $3,976      148,100     Sole                              148,100
O'Reilly Automotive, Inc.                    Com    686091109      $8,895      167,200     Sole             167,200
O'Reilly Automotive, Inc.                    Com    686091109      $1,931       36,300     Sole                               36,300
Pepsico, Inc.                                Com    713448108     $38,326      576,850     Sole             576,850
Pepsico, Inc.                                Com    713448108     $14,006      210,800     Sole                              210,800
Petroleo Brasileiro ADR                      ADR    71654V408     $17,022      469,300     Sole             469,300
Petroleo Brasileiro ADR                      ADR    71654V408      $5,934      163,600     Sole                              163,600
Pioneer Natural Resources Co.                Com    723787107      $4,835       74,300     Sole              74,300
Pioneer Natural Resources Co.                Com    723787107      $2,928       45,000     Sole                               45,000
PNC Financial Services Group                 Com    693475105      $1,007       19,400     Sole              19,400
PNC Financial Services Group                 Com    693475105      $1,355       26,100     Sole                               26,100
Precision Castparts Corp.                    Com    740189105     $45,871      360,200     Sole             360,200
Precision Castparts Corp.                    Com    740189105     $15,537      122,000     Sole                              122,000
Procter & Gamble Co.                         Com    742718109     $20,324      338,900     Sole             338,900
Procter & Gamble Co.                         Com    742718109      $6,885      114,800     Sole                              114,800
Prudential Financial, Inc.                   Com    744320102      $2,476       45,700     Sole              45,700
Prudential Financial, Inc.                   Com    744320102      $1,506       27,800     Sole                               27,800
Quimica y Minera de Chile SA - sp ADR        ADR    833635105      $6,503      134,800     Sole             134,800
Quimica y Minera de Chile SA - sp ADR        ADR    833635105      $1,650       34,200     Sole                               34,200
Rockwell Collins, Inc.                       Com    774341101     $11,266      193,400     Sole             193,400
Rockwell Collins, Inc.                       Com    774341101      $3,495       60,000     Sole                               60,000
Salesforce.com, Inc.                         Com    79466L302     $51,909      464,300     Sole             464,300
Salesforce.com, Inc.                         Com    79466L302     $17,743      158,700     Sole                              158,700
Schlumberger Ltd.                            Com    806857108     $23,133      374,200     Sole             374,200
Schlumberger Ltd.                            Com    806857108      $7,962      128,800     Sole                              128,800

SPDR Gold Shares                             Com    78463V107      $2,814       22,000     Sole              22,000
Sterlite Industries India Ltd. ADR           ADR    859737207      $1,434       95,700     Sole                               95,700
Target                                       Com    87612E106     $13,440      251,500     Sole             251,500
Target                                       Com    87612E106      $4,916       92,000     Sole                               92,000
Ternium SA ADR                               ADR    880890108      $8,205      251,300     Sole             251,300
Ternium SA ADR                               ADR    880890108      $3,298      101,000     Sole                              101,000
TJX Companies, Inc.                          Com    872540109     $26,657      597,300     Sole             597,300
TJX Companies, Inc.                          Com    872540109      $7,980      178,800     Sole                              178,800
Union Pacific Corp.                          Com    907818108     $31,099      378,650     Sole             378,650
Union Pacific Corp.                          Com    907818108     $10,948      133,300     Sole                              133,300
United Technologies Corp.                    Com    913017109     $30,568      429,150     Sole             429,150
United Technologies Corp.                    Com    913017109     $11,247      157,900     Sole                              157,900
Vale SA SP ADR                               ADR    91912E105     $24,985      799,000     Sole             799,000
Vale SA SP ADR                               ADR    91912E105     $17,386      556,000     Sole                              556,000
VanceInfo Technologies Inc.                  ADR    921564100      $2,759       85,300     Sole              85,300
VanceInfo Technologies Inc.                  ADR    921564100        $757       23,400     Sole                               23,400
Vivo Participacoes SA ADR                    ADR    92855S200        $299       11,000     Sole              11,000
VMware, Inc.                                 Com    928563402     $54,701      644,000     Sole             644,000
VMware, Inc.                                 Com    928563402     $18,619      219,200     Sole                              219,200
Wells Fargo Company                          Com    949746101     $13,093      521,000     Sole             521,000
Wells Fargo Company                          Com    949746101      $4,591      182,700     Sole                              182,700
Windstream Corporation                       Com    97381W104      $7,677      612,300     Sole             612,300
Windstream Corporation                       Com    97381W104      $3,062      244,200     Sole                              244,200
Xilinx                                       Com    983919101     $16,429      616,700     Sole             616,700
Xilinx                                       Com    983919101      $5,925      222,400     Sole                              222,400